Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
The Company currently approves equity awards to our executive officers at the regularly scheduled HRC Committee and Board meetings in February, with awards granted in March of each year. The Board generally grants director equity awards each year immediately following our annual meeting of shareholders. The Company may also consider and approve interim or mid-year
grants from time to time based on business needs and may change its equity grant practices in the future. The Company does not take material nonpublic information into account when determining the timing and terms of equity awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company may also consider and approve interim or mid-year grants from time to time based on business needs and may change its equity grant practices in the future.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The Company does not take material nonpublic information into account when determining the timing and terms of equity awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false